ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Sep. 30, 2021
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

ZK International Group Co., Ltd. (“ZK International” or “the Company”)

ZK International was incorporated on May 13, 2015 in the British Virgin Islands (“BVI”). ZK International is a holding company with no operations. The Company, through its subsidiaries, is a leading company that specializes in manufacturing and sales of stainless steel band, copper strip, welded stainless steel pipes and fittings, pipe fittings, valve, light industry machinery and equipment and other stainless steel products of its trademark “Zhengkang” in People’s Republic of China (“PRC”).

The Company is authorized to issue 50,000,000 ordinary shares, with no par value. 28,918,177 shares were issued and outstanding as of September 30, 2021. The ownership interests described below are based on the shareholders’ portion of the authorized ordinary shares. ZK International is a holding company and is currently not actively engaging in any business.

As of September 30, 2021, 23.04% of ZK International’s equity interest was hold by two mainland Chinese beneficial owners, who entered an agreement on May 13, 2015 to vote their shares in concert in ZK International, covering all the periods presented afterwards, with HUANG Jian Cong holding 16.82% and WANG Guo Lin holding 6.22%.

ZK Pipe Industry Co., Ltd. (“ZK Pipe”)

ZK Pipe was incorporated on May 28, 2015 in Hong Kong. The registered capital is HKD 1,000,000 which was initially 40% held by ZK International and 60% held by CHENG Kai Chun, a nominee shareholder with no voting interest in ZK Pipe. On August 5, 2015, CHENG Kai Chun transferred all of his equity interest in ZK Pipe to ZK International. After the transfer, ZK International controls 100% of ZK Pipe’s voting interest and ZK Pipe became a wholly owned subsidiary of ZK International. The paid-in capital was zero as of September 30, 2021.

The registered principal activities of ZK Pipe are technical research of metal pipe and fittings, metal take-up valve plumbing and water purifying plant, and imports and exports of goods. ZK Pipe had not commenced operations as of September 30, 2021.

Wenzhou Weijia Pipeline Development Co., Ltd. (“Wenzhou Weijia”)

Wenzhou Weijia was incorporated on June 17, 2015 in Wenzhou and is a wholly owned subsidiary of ZK Pipe. Wenzhou Weijia is a wholly-foreign owned enterprise organized the laws of the People’s Republic of China. The registered capital is USD 20,000,000 and the paid-in capital was zero as of September 30, 2021.

The registered principal activities of Wenzhou Weijia are technical research, technical service and sales of metal pipe and fittings and light industry machinery and equipment, and imports and exports of goods and technology. Wenzhou Weijia had not commenced operations as of September 30, 2021.

Zhejiang Zhengkang Industrial Co., Ltd. (“Zhejiang Zhengkang”)

Zhejiang Zhengkang was incorporated on December 4, 2001 under the laws of the People’s Republic of China. The registered and paid in capital is RMB 20,000,000. Since May 24, 2006, Zhejiang Zhengkang was owned by the five Mainland Chinese beneficial owners, with HUANG Jian Cong holding 45%, WANG Ming Jie holding 20%, WANG Guo Lin holding 20%, WANG Jian Di holding 10% and WANG Yang Ming holding 5%. Also, the five mainland Chinese beneficial owners entered an agreement on January 1, 2013 to vote their shares in concert in Zhejiang Zhengkang. The agreement has been in effect for all financial periods presented. On September 29, 2015, Wenzhou Weijia acquired 99% equity percentage of Zhejiang Zhengkang from the five mainland Chinese beneficial owners. After that, Zhejiang Zhengkang’s equity interest is 99% held by Wenzhou Weijia and 1% held by HUANG Jian Cong.

In July 2016, Zhejiang Zhengkang increased its registered and paid in capital to RMB 30,000,000, with Wenzhou Weijia invested RMB 9,900,000 and HUANG Jian Cong invested RMB 100,000. On September 28, 2017, Zhejiang Zhengkang increased its registered capital to RMB 100,000,000, with no additional investment into the paid-in capital.

The principal activities of Zhejiang Zhengkang are manufacturing and sales of stainless steel band, copper strip, welded stainless steel pipes and fittings, pipe fittings, valve, light industry machinery and equipment and other stainless steel products, and imports and exports of goods and technology.

Wenzhou Zhengfeng Industry and Trade Co., Ltd. (“Wenzhou Zhengfeng”)

Wenzhou Zhengfeng was incorporated on December 24, 1999 under the laws of the People’s Republic of China. The registered and paid in capital is RMB 2,880,000. Since January 1, 2013, Wenzhou Zhengfeng’s voting interest was controlled by the five Mainland Chinese beneficial owners through agreement with two nominee shareholders. Also, the five mainland Chinese beneficial owners entered into an agreement on January 1, 2013 to vote their shares in concert in Wenzhou Zhengfeng. The agreement has been in effect since then. On June 8, 2015, 100% of Wenzhou Zhengfeng’s equity interest was transferred from nominee shareholders to the five mainland Chinese beneficial owners, with WANG Ming Jie holding 38.89%, WANG Guo Lin holding 27.78%, HUANG Jian Cong holding 22.57%, WANG Yang Ming holding 5.55% and WANG Jian Di holding 5.21%, respectively. On September 22, 2015, Zhejiang Zhengkang acquired 100% equity of Wenzhou Zhengfeng from the five mainland Chinese beneficial owners. After that, Wenzhou Zhengfeng is a wholly owned subsidiary of Zhejiang Zhengkang.

The principal activities of Wenzhou Zhengfeng are trading of steel coil and strip.

ZK International (ZK Uganda)

ZK Uganda was incorporated on March 23, 2018 under the laws of the Republic of Uganda. Its registered capital is 20 Million Uganda Shillings, and the paid-in capital was zero as of September 30, 2018. ZK Uganda is 80% owned by ZK International and 20% owned by a third-party individual. ZK Uganda is currently not engaging in any business but plans to seek such opportunities that would complement and diversify the current business operations of the Company. The paid-in capital was zero as of September 30, 2021.

xSigma Corporation (“xSigma Corporation”)

xSigma Corporation (“xSigma Corporation”) was incorporated on January 18, 2018 under the laws of the British Virgin Islands. Its registered capital is USD 50,000, and the paid-in capital was zero as of September 30, 2021. xSigma Corporation is 51% owned by ZK International. xSigma Corporation is a blockchain R&D lab that explores decentralized finance (“DeFi”) and cryptocurrency market. xSigma Corporation has been focused on two projects: DeFi protocol (stablecoin DEX) and the ETF-like protocol xTF by xSigma. The ultimate objective of xSigma Corporation is to build an ecosystem of products for finance and blockchain.

xSigma Collectibles Limited (“xSigma Collectibles”)

xSigma Collectibles Limited (“xSigma Collectibles”) was incorporated on July 6, 2021 under the laws of the British Virgin Islands. Its registered capital is USD 100, and the paid-in capital was zero as of September 30, 2021. xSigma Collectibles launched MaximNFT (“MaximNFT”), available at www.maximnft.com, the exclusive NFT (Non-Fungible Token) marketplace of the iconic men’s lifestyle brand. MaximNFT seeks to provide the best customer experience and innovative NFT solutions. It will allow customers to create and sell NFTs on various blockchains, including, but not limited to, Ethereum, Binance Smart Chain, and Polkadot.

xSigma Entertainment Limited (“xSigma Entertainment”)

xSigma Entertainment Limited (“xSigma Entertainment”) was incorporated on March 17, 2021 under the laws of the British Virgin Islands. Its registered capital is USD 50,000, and the paid-in capital was zero as of September 30, 2021. xSigma Entertainment is a holding entity and currently holds 15.73% ownership of CG Malta Holding Limited (“CG Malta”). CG Malta is a globally licensed sports betting and casino operator and launched MaximBet. MaximBet is sports betting and casino website, available at MaximBet.com and through iOS and Android applications that will allow users to bet on sports and casino in the United States and around the world.

xSigma Trading LLC (“xSigma Trading”)

xSigma Trading LLC (“xSigma Trading”) was incorporated on June 7, 2021 under the laws of the Daleware, United States. Its registered capital was zero, and the paid-in capital was zero as of September 30, 2021. xSigma Trading is a holding entity and is currently not engaging in any business. The entity has not commenced operation as of September 30, 2021.